Mortgage Servicing Rights (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Mortgage Servicing Rights
Schedule of change in fair value of the Company's MSR

The following tables present the changes in fair value of the Company’s MSR and other information related to our serviced portfolio (dollars in thousands).

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Balance, beginning of period	$29,939	$4,430	$20,149	$2,080
Additions	7,376	2,180	14,808	4,305
Sales	—	—	—	—
Changes in fair value:
Due to changes in model inputs or assumptions (1)	(1,113)	608	1,651	907
Due to customer payments	(325)	(107)	(731)	(181)
Balance, end of period	$35,877	$7,111	$35,877	$7,111

	June 30,	December 31,
	2014	2013
Mortgage loans serviced for others	$3,300,871	$1,965,883
MSR as a percentage of serviced mortgage loans	1.09%	1.02%

(1)         Primarily represents changes in discount rates and prepayment speed assumptions, which are primarily affected by changes in interest rates and the refinement of other MSR model assumptions.

The following table presents the change in fair value of the Company’s MSR (dollars in thousands).

	Year Ended	Month Ended
	December 31, 2013	December 31, 2012
Balance, beginning of period	$2,080	$—
Additions	13,886	2,204
Sales	—	—
Changes in fair value:
Due to changes in model inputs or assumptions (1)	4,782	(51)
Due to customer payments	(599)	(73)
Balance, end of period	$20,149	$2,080

Mortgage loans serviced for others	$1,965,883	$352,753
MSR as a percentage of serviced mortgage loans	1.02%	0.59%

(1) Principally represents changes in discount rates and prepayment speed assumptions, which are primarily affected by changes in interest rates.

Schedule of key assumptions used in measuring the fair value of the Company's MSR
	June 30,	December 31,
	2014	2013
Weighted average constant prepayment rate	10.32%	9.72%
Weighted average discount rate	11.11%	12.37%
Weighted average life (in years)	7.2	7.6

	Year Ended	Month Ended
	December 31, 2013	December 31, 2012
Weighted average constant prepayment rate	9.72%	15.71%
Weighted average discount rate	12.37%	20.67%
Weighted average life (in years)	7.6	5.7

Schedule of sensitivity analysis of fair value of the Company's MSR to certain key assumptions

A sensitivity analysis of the fair value of the Company’s MSR to certain key assumptions is presented in the following table (in thousands).

	June 30,	December 31,
	2014	2013
Constant prepayment rate:
Impact of 10% adverse change	$(961)	$(601)
Impact of 20% adverse change	(1,855)	(1,170)
Discount rate:
Impact of 100 basis point adverse change	(1,039)	(631)
Impact of 200 basis point adverse change	(1,994)	(1,236)

A sensitivity analysis of the fair value of the Company’s MSR to certain key assumptions is presented in the following table (in thousands).

	December 31,
	2013	2012
Constant prepayment rate:
Impact of 10% adverse change	$(601)	$(80)
Impact of 20% adverse change	(1,170)	(155)
Discount rate:
Impact of 100 basis point adverse change	(631)	(34)
Impact of 200 basis point adverse change	(1,236)	(66)